Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Consolidation principles
a.	Consolidation principles

These consolidated financial statements incorporate the financial statements of TF Precious Metals and its wholly owned subsidiaries. Subsidiaries are consolidated from the date on which the Company acquires control. Control is defined as an investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, revenues and expenses are eliminated on consolidation.

The principal subsidiaries of the Company and their geographic locations as at December 31, 2025 are as follows:

Entity	Location	Ownership
Triple Flag International Ltd.	Bermuda	100%
TF R&S Canada Ltd.	Canada	100%
TF Australia Holdings Ltd.	Canada	100%
Triple Flag Nevada Inc.	Canada	100%
Maverix Metals Inc.	Canada	100%
Maverix Metals (Australia) Pty Ltd.	Australia	100%
Maverix Metals (Nevada) Inc.	United States	100%

Foreign currency
b.	Foreign currency

The presentation and functional currency of the Company is the United States dollar (“USD”). The functional currency of each of the subsidiaries is the currency of the primary economic environment in which the entity operates. Due to the following factors, the functional currency of each entity is USD:

●	revenues are based on commodities that are actively traded and denominated in USD;
●	the cash component of cost of sales is linked to commodity prices that are denominated in USD;
●	the capital management strategy is aimed at keeping the majority of the Company’s cash balances in USD;
●	capital is raised in USD; and
●	investments are made predominantly in USD.

Foreign currency transactions are translated into the entity’s functional currency using the exchange rate prevailing on the date of the applicable transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation, at the closing exchange rate at the end of the reporting period, of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income. Non-monetary assets and liabilities arising from transactions denominated in foreign currencies are translated at the historical exchange rates prevailing at each transaction date.

Cash and cash equivalents
c.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term deposits with original maturities of 90 days or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

Inventory
d.	Inventory

Precious metals delivered under a precious metal purchase and sale agreement, prepaid gold agreements and other metal delivery agreements are recorded as inventory on the date of delivery. The amount recognized as inventory comprises the ongoing cash payments made by the Company pursuant to the agreement, capitalized depletion associated with the respective metal delivered under a stream agreement, and the fair value of metal delivered under a prepaid gold interest or other agreement. Inventory is valued at the lower of cost and net realizable value and cost is determined on the first-in, first-out basis.

Mineral interests
e.	Mineral interests

General

Mineral interests represent stream agreements for which settlement is called for in the delivery of a percentage of production of precious metal from a mine and royalty agreements. The major categories of the Company’s interests are producing mines and development or exploration projects. Producing assets are those that generate revenue from operations for the Company or are expected to generate revenue within the next year. Development stage projects are those that are not yet producing, but where, in management’s view, the technical feasibility and commercial viability of extracting Mineral Resources are identifiable. Exploration stage assets represent interests in projects where the technical feasibility and commercial viability of extracting Mineral Resources are not demonstrable. Mineral interests for producing and development stage assets are recorded at cost and capitalized as tangible assets with finite lives in accordance with IAS 16, Property, Plant and Equipment (“IAS 16”). They are subsequently measured at cost less accumulated depletion and accumulated impairment charges. Exploration stage projects are recorded and capitalized in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources (“IFRS 6”).

The cost of a mineral interest comprises the purchase price and any costs directly attributable to acquiring the interest. In the event that an acquisition contains more than one commodity, an allocation of the cost to each commodity is based on the discounted, expected and modeled, relative cash flows from each commodity in the arrangement over the life of the streams.

The acquisition costs of recoverable resources which comprise Mineral Reserves and Mineral Resources are recorded as a depletable asset on the acquisition date. Mineral Resources are expected to be converted to Mineral Reserves based on judgment and historical conversion rates achieved by the mine operator (‘‘converted resources’’).

The Company uses the following factors in its assessment of technical feasibility and commercial viability:

●	Geology and Mineral Resources: assessment of the location, quantity, grade or quality, continuity and other geological characteristics of a mineral deposit, the basis of estimates and interpretations from specific geological evidence and knowledge, including sampling.
●	Mineral Reserves: consideration of all relevant modifying factors pertinent to Mineral Resources to determine Mineral Reserves; these include, but are not restricted to, mining, processing, metallurgical, infrastructure, economic, marketing, legal, environmental, social and governmental factors.
●	Technical studies: the status and extent of technical studies, specifically feasibility, preliminary feasibility and preliminary economic assessments, within the context of the foregoing.

On acquisition of a mineral interest, an allocation is attributed to the exploration potential of the mineral interest. The value associated with exploration potential is the value beyond proven and probable reserves and converted resources at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category. Updated Mineral Reserves and Mineral Resources information obtained from the operators of the properties is used to assess the amount to be converted from non-depletable interest to depletable interest. If the cost of a mineral interest includes any contingent consideration, the contingent consideration is measured at fair value on the date of the acquisition and included in the cost of the mineral interest. Subsequent changes in fair value of the contingent consideration are recorded against the cost of the mineral interest acquired.

Depletion

Mineral interests in producing mines are depleted based on deliveries of precious metal under the stream agreement or payment of royalties under royalty agreements over the Company’s attributable share of total estimated recoverable resources to be produced at the mine. The life of the mineral properties is estimated using life of mine (“LOM”) models specifically associated with the mineral properties, which include Mineral Reserves and Mineral Resources, whereby Mineral Resources are expected to be converted to Mineral Reserves based on judgment and historical conversion rates achieved by the mine operator. Where LOM models are not available for a mineral property, the Company uses publicly available information related to the mineral interest to estimate the life of the property and the portion of Mineral Resources that the Company expects to be converted into Mineral Reserves. Where LOM models and publicly available Mineral Reserves and Mineral Resources statements are not available, depletion is based on the Company’s best estimate of the volumes to be delivered under the contract. The Company relies on information to which it is entitled under contracts with operators and/or public disclosures of information on Mineral Reserves and Mineral Resources from the operators of the producing mineral interests. Any changes to depletion rates are accounted for prospectively as a change in estimate.

Depletion for development and exploration stage projects begins when revenue generating activities begin.

Impairment

Management assesses at the end of each reporting period whether there are any indicators of impairment, where the carrying value of mineral interests is less than its recoverable amount (“impairment indicators”). Management also assesses if there is a reversal or partial reversal of impairment indicators for an impairment loss previously recognized. If impairment indicators exist, management estimates the recoverable amount at the cash generating unit (“CGU”) level. Management considers each mineral stream or royalty agreement to be a separate CGU, which is the lowest level for which cash inflows are largely independent of those of other interests in accordance with IAS 36, Impairment of Assets (“IAS 36”).

Management applies significant judgment in assessing whether impairment indicators exist including, but not limited to, significant adverse changes to (i) future production and operator reserve and resource estimates, (ii) current and forecast commodity prices, (iii) industry or economic trends, and (iv) other relevant operator information.

Where impairment indicators are identified, a CGU’s carrying amount is written down to its estimated recoverable amount if the CGU’s carrying amount is greater than its estimated recoverable amount.

The recoverable amount of the CGU is the greater of its fair value less cost of disposal (“FVLCD”) and value in use (“VIU”). In determining the recoverable amount, the Company focuses on FVLCD as this will generally be greater than or equal to VIU. The best evidence of FVLCD is the value obtained from an active market or binding sale agreement. Where neither exists, FVLCD is based on the best information available to reflect the amount the Company could receive for the CGU in an arm’s length transaction. Where appropriate, the Company uses VIU, which is calculated using the present value of future cash flows expected to be derived from a CGU. Impairment charges are included in the “Impairment charges and expected credit losses” line within the consolidated statements of comprehensive income.

An impairment charge is reversed if there is an indication that an impairment charge recognized in prior periods may no longer exist or may have decreased since the impairment charge was recognized. Impairment charges can be reversed only to the extent that the recoverable amount exceeds the carrying amount that would have been determined had no impairment been recognized previously.

Exploration stage projects are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized when the CGU’s carrying value exceeds its recoverable amount, which is the higher of FVLCD and VIU. When exploration stage projects are reclassified to either development stage or production stage, the project is tested for impairment. Any resulting impairment charge is recognized in the consolidated statements of comprehensive income.

Income taxes
f.	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in the consolidated statements of comprehensive income except to the extent that they relate to business combination items recognized in other comprehensive income or directly in equity.

Current tax is the expected tax payable or receivable on the taxable profit or loss for the period, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
●	temporary differences related to investments in subsidiaries, to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to apply to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities against current tax assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Revenue from contracts with customers
g.	Revenue from contracts with customers

Revenue comprises revenues from the sale of commodities received under stream and related interests and revenues directly earned from royalty interests. Revenue is measured at the fair value of the consideration received or receivable for the sale of precious metals and/or receipt of mineral royalties in the ordinary course of the Company’s activities.

For streaming and prepaid gold interests and other metal delivery agreements, gold, silver and diamonds acquired from the mine operator are sold by the Company to external customers. The Company recognizes revenue from these sales when control over the commodity transfers to the customer. The Company transfers control over the commodity on the date the commodity is delivered to the customer’s account, which is the date that title to the commodity and the risks and rewards of ownership transfer to the customer, and the customer is able to direct the use of and obtain substantially all of the benefits from the commodity. The transaction price for these sales is fixed at the delivery date based on the price for the commodity, and payment of the transaction price is generally due immediately upon delivery.

For royalty interests, commodities are either sold by the mine operator to its customers under contracts that are established for the mining property on which the royalty interest is held, or revenue is generated through other related royalty interests. The Company recognizes revenue from these sales when control over the commodity transfers from the mine operator to its customer. The transfer of control occurs when the mine operator delivers the commodity to the customer, and at that point, the risks and rewards of ownership transfer to the customer and the Company has an unconditional right to payment under the royalty agreement. Revenue from royalty arrangements is measured at the transaction price agreed in the royalty arrangement with the operator of each mining property. The transaction price is the percentage of gross revenues associated with the commodity sold less contractually allowable costs, if any, under the terms of the royalty arrangement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Cost of sales excluding depletion
h.	Cost of sales excluding depletion

Cost of sales excluding depletion is recorded at the price paid to the operator under the relevant purchase agreement, including inventory delivered under a prepaid gold interest.

Financial instruments
i.	Financial instruments

Initial recognition and measurement

Financial assets and financial liabilities are recognized on the Company’s consolidated balance sheets when the Company has become a party to the contractual provisions of the instrument.

Financial instruments are recognized initially at fair value. After initial recognition, non-derivative financial instruments are classified and measured as described below.

Classification and subsequent measurement

Financial assets

On initial recognition, a financial asset is classified as fair value and subsequently measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) — debt investment; or fair value through profit and loss (“FVTPL”). The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

Financial assets are not reclassified subsequent to their initial recognition, except upon a change in the Company’s business model for managing financial assets.

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases are sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

a)	Debt instrument

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

●	the asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Interest income, foreign currency translation gains and losses and impairments are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets measured at amortized cost include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses) and loans receivable.

Receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are all due for settlement within 60 days and are therefore classified as current. Amounts receivable are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Company holds the receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Financial assets that are held for collection of contractual cash flows (where the contractual cash flows represent solely payments of principal and interest) and held for sale, are measured at FVOCI. Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL.

b)Prepaid gold interest and other

The Company purchases certain estimated amounts of gold and silver by providing an initial deposit that is recorded as prepaid gold or other interests. Prepaid gold and other interests meet the definition of a financial asset in accordance with financial instrument standards and are classified as FVTPL. The Company values the level 3 instruments using discounted cash flow models that incorporate long-term pricing for gold and silver as key inputs and apply a market-adjusted discount rate. The prepaid gold and other interests are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized in “Increase in fair value of investments, prepaid gold interests and other” in the consolidated statements of comprehensive income. Prepaid gold and other deliveries are recorded in inventory on the delivery date. At the time such gold or silver inventory is sold, the amounts recognized in inventory are recorded as cost of sales.

c)	Equity instrument

The Company classifies and measures all equity instruments as held at FVTPL, with changes in the fair value recognized in “Increase in fair value of investments, prepaid gold interests and other” in the consolidated statements of comprehensive income. Equity instruments include equity investments and warrants.

Financial liabilities

On initial recognition, a financial liability is classified as measured at amortized cost or FVTPL. Financial liabilities are not reclassified subsequent to their initial recognition, except upon a change in the Company’s business model for managing financial liabilities.

Amounts payable and other liabilities, lease obligation and debt are accounted for at amortized cost.

Impairment

The Company recognizes loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortized cost.

The approach in IFRS 9, Financial Instruments (“IFRS 9”) is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. IFRS 9 introduced a single expected credit loss impairment model, which is based on changes in debt or credit quality since initial recognition. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. In order to measure expected credit losses, financial assets have been grouped based on shared credit risk characteristics and days past due.

The ECLs for loans receivable are measured based on the general approach. The ECLs are estimated as the difference between the contractual cash flows that are due to Triple Flag and the cash flows that management expects to receive discounted at the original effective interest rate. Cash flows that management expects to receive are based on the expected ability of the counterparties to repay the amounts owed, which is dependent on a variety of factors including, but not limited to, production results, operating costs, commodity prices and capital requirements. Triple Flag considers both quantitative and qualitative factors as part of this assessment.

The Company applies the simplified approach permitted by IFRS 9 for receivables, which requires lifetime ECLs to be recognized from initial recognition of the receivables.

Loans receivable and receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, but are not limited to, the failure of a debtor to engage in a repayment plan and failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on loans receivable and receivables are presented as impairment charges and expected credit losses within operating income. Subsequent recoveries of amounts previously written off are credited against the same line item when cash is received.

Derecognition

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership, and it does not retain control of the financial asset.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged, canceled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognized at fair value. The difference between the carrying amount of the financial liability extinguished and the new financial liability with modified terms is recognized in profit or loss.

Derivative instruments and hedge accounting

n.Derivative instruments and hedge accounting

Derivative instruments are recorded at fair value on the balance sheet, with the classification based on contractual maturity. Derivative instruments are classified as hedges of fair value of recognized assets or liabilities or firm commitments (“fair value hedges’’), hedges of highly probable forecasted transactions (“cash flow hedges’’) or non-hedge derivatives. Derivatives designated as either a fair value or cash flow hedge that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the reporting periods for which they were designated. Derivative assets and derivative liabilities are shown separately in the balance sheet unless there is a legal right to offset and intent to settle on a net basis.

Cash flow hedges

Derivatives designated as a cash flow hedge that are expected to be highly effective in achieving offsetting changes in cash flow are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income (“OCI”). The gain or loss relating to the ineffective portion is recognized in the Net earnings (loss). Amounts accumulated in OCI are transferred to the Net earnings (loss) in the period when the forecasted transaction impacts earnings. When the forecasted transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the measurement of the initial carrying amount of the asset or liability. When a derivative designated as a cash flow hedge expires or is sold and the forecast transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in OCI at that time remains in OCI and is recognized in the Net earnings (loss) when the forecasted transaction occurs. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recorded in OCI is immediately transferred to Net earnings (loss).

Related party transactions
j.	Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Earnings per share
k.	Earnings per share

Earnings per share is calculated by dividing net earnings by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if additional common shares are assumed to be issued that entitle their holders to obtain common shares in the future. For stock options, the number of additional shares for inclusion in diluted earnings per share calculations is determined using the treasury stock method. Under this method, stock options whose exercise price is less than the average market price of the common shares are assumed to be exercised, and the proceeds are used to repurchase common shares at the average market price for the period. The incremental number of common shares issued under stock options and repurchased from proceeds is included in the calculation of diluted earnings per share.

Segment reporting

l.	Segment reporting

The Company’s business is organized and reported as a single operating segment, consisting of acquiring and managing precious metals and other high-quality streams, royalties and other mineral interests. The Company’s chief operating decision-maker, the Chief Executive Officer (“CEO”), makes capital allocation decisions, reviews operating results and assesses performance.

Stock-based compensation
m.	Stock-based compensation

The Company offers equity-settled (Stock Option Plan (“SOP”)) and cash-settled (Restricted Share Units (“RSUs”), Performance Share Units (“PSUs”) and Deferred Share Units (“DSUs”)) awards to certain employees, officers and Directors of the Company.

Equity-settled awards are measured at fair value using the Black-Scholes model with market-related inputs as of the date of the grant. The cost is recorded over the vesting period of the award and recorded in general administration costs with the corresponding entry recorded in equity. Equity-settled awards are not re-measured subsequent to the initial grant date.

The Company uses the accelerated method (also referred to as ”graded” vesting) for attributing stock option expense over the vesting period. Stock option expense incorporates an expected forfeiture rate which is estimated based on a number of factors, including historical forfeiture rates and expectations of future forfeiture rates. The Company makes adjustments if the actual forfeiture rate differs from the expected rate.

Cash-settled awards are measured at the fair value of the underlying shares at each reporting period subject to forfeitures and graded vesting. The change in both the fair value of the underlying shares and the recognition of the liability over the vesting period is recorded as an expense in general administration costs.

Stock option plan

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board. The exercise price is the higher of the fair market value of a common share as of the grant date or the volume weighted average trading price of the common shares on the New York Stock Exchange (“NYSE”) on the five trading days immediately prior to the grant date. The grant date is the date on which the details of the award, including the number of options granted to the individual and the exercise price, are approved by the Board and communicated to the employee. Stock options vest equally over three years and have a seven-year expiry. The SOP arrangement has graded vesting terms. The cost of the instruments issued under the SOP is calculated using the Black-Scholes model. The cost is adjusted by the expected forfeiture rate, which is estimated based on historical forfeiture rates and expectations of future forfeiture rates. The Company makes adjustments if the actual forfeiture rate differs from the expected rate.

Restricted share units

Under the Company’s RSU plan, employees and officers are granted RSUs where each RSU has a value equal to one common share. The RSUs have either a 36 month cliff vesting period or vest over a period of 36-months in three equal tranches, depending on the grant year. All RSUs are settled in cash on the vesting date and additional RSUs are credited to reflect dividends paid on common shares over the vesting period. A liability for RSUs is measured at fair value on the grant date and is subsequently adjusted for changes in fair value. The liability is recognized over the vesting period, with a corresponding charge to employee costs, as a component of general administration costs.

Performance share units

Under the Company’s PSU plan, employees and officers are granted PSUs where each PSU has a value equal to one common share. The PSUs have a 36-month cliff vesting period and are settled in cash 36 months after the grant date. The PSUs have a corresponding 36-month performance period. The Performance Vesting Condition for this award is based on certain performance measures compared to the Company’s peer group over the Performance Period. The number of the Participant’s PSUs granted under this award that will vest on the Vesting Date will be adjusted by the application of the Performance Factor. Additional PSUs are credited to reflect dividends paid on common shares over the vesting period. A liability for PSUs is measured at fair value on the grant date and is subsequently adjusted for changes in fair value factoring in the share price as well as the Performance Factor. The liability is recognized on a straight-line basis over the vesting period, with a corresponding charge to employee costs, as a component of general administration costs.

Deferred share units

Under the Company’s DSU plan, most Directors receive a specified portion of their basic annual retainer in the form of DSUs, with the option to elect to receive all of their annual retainer in the form of DSUs. Each DSU has the same value as one common share of Triple Flag. DSUs must be retained until the Director leaves the Board. Following an eligible Director ceasing to hold all positions with the Company, the Director will receive a payment in cash at the fair market value of the common shares represented by his or her DSUs on the Director’s elected redemption date. Additional DSUs are credited to reflect dividends paid on common shares. A liability for DSUs is measured at fair value on the grant date and is subsequently adjusted for changes in fair value. The liability is recognized on the grant date, with a corresponding charge to employee costs, as a component of general administration costs.